Earnings Per Share - Weighted average number of ordinary shares outstanding basic (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average number of ordinary shares outstanding basic
Issued shares outstanding at 1 January	679,092,279	679,469,076	679,598,330
Effect of treasury stock	576,272	287,218	206,812
Weighted average number of ordinary shares outstanding (basic)	679,668,551	679,756,294	679,805,142